Concentration of risk (Details Narrative)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Concentration Risk [Line Items]
Credit risk consist primarily of cash description	In China, the insurance coverage of each bank is RMB 500,000 (approximately USD 71,136). As of December 31, 2025, cash balance of RMB 475,986,987 (USD 67,719,524) was deposited with financial institutions located in China, of which RMB 471,979,770 (USD 67,149,410) was subject to credit risk. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 800,000 (approximately USD 102,802) if the bank with which an individual/a company hold its eligible deposit fails. As of December 31, 2025, cash balance of RMB 976,055,908 (USD 138,865,227) was maintained at financial institutions in Hong Kong, of which RMB 970,871,007 (USD 138,127,562) was subject to credit risk.
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | First Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.10%	13.40%	25.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Second Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.20%	12.40%	12.20%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | First Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	23.70%		19.80%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Second Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.30%		13.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Third Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage			11.80%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.60%
Purchases [Member] | Vendor Concentration Risk [Member] | First Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	20.70%	16.60%	37.60%
Purchases [Member] | Vendor Concentration Risk [Member] | Second Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	16.00%	15.40%	13.00%
Purchases [Member] | Vendor Concentration Risk [Member] | Third Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.30%		12.00%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | First Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	27.70%	14.30%	36.10%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Second Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.70%	12.70%	26.10%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Third Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage		12.20%	22.20%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Fourth vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.30%